Risk management - Trading Market Risk - VaR analysis and Backtesting (Details) $ in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2020 MXN ($)	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jun. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Jun. 30, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Main market risk metric
Total VaR	$ 74						$ 74
VaR percentage							99.00%
Minimum
Main market risk metric
Total VaR	55						$ 55
Weighted average
Main market risk metric
Total VaR	165						165
Maximum
Main market risk metric
Total VaR	378						378
Trading market risk
Main market risk metric
Average daily Total VaR	150	$ 181	$ 75	$ 57	$ 121	$ 123	165	$ 66	$ 122	$ 95
Total VaR	74		74		69		74	74	69
Increase (decrease) in Total VaR								$ (55)
Risk assumption profile, limit							$ 277		$ 256
VaR percentage							99.00%	99.00%	99.00%
Trading market risk | Possible scenario
Main market risk metric
Increase (decrease) of risk factors (as a percent)							25.00%
Trading market risk | Remote scenario
Main market risk metric
Increase (decrease) of risk factors (as a percent)							50.00%
Trading market risk | Minimum
Main market risk metric
Total VaR	70	55	42		69		$ 70	$ 42	$ 69
Trading market risk | Weighted average
Main market risk metric
Increase (decrease) in Total VaR							99		27
Trading market risk | Maximum
Main market risk metric
Total VaR	$ 207	$ 378	$ 101		$ 398		$ 207	101	398
Risk assumption profile, limit								301
Interest rate, volatility, and exchange rate risk | Probable scenario
Main market risk metric
Increase (decrease) in standard deviation							1
Interest rate, volatility, and exchange rate risk | Possible scenario
Main market risk metric
Factor by which risk factor was multiplied							1.25
Increase (decrease) of risk factors (as a percent)							25.00%
Interest rate, volatility, and exchange rate risk | Remote scenario
Main market risk metric
Factor by which risk factor was multiplied							1.50
Increase (decrease) of risk factors (as a percent)							50.00%
Interest rate risk
Main market risk metric
Average daily Total VaR							$ 86	43	110
Interest rate risk | Weighted average
Main market risk metric
Average daily Total VaR										96
Currency risk
Main market risk metric
Average daily Total VaR							$ 127	41	48	51
Currency risk | Probable scenario
Main market risk metric
Increase (decrease) in standard deviation							1
Currency risk | Possible scenario
Main market risk metric
Factor by which risk factor was multiplied							0.75
Increase (decrease) of risk factors (as a percent)							(25.00%)
Currency risk | Remote scenario
Main market risk metric
Factor by which risk factor was multiplied							0.5
Increase (decrease) of risk factors (as a percent)							(50.00%)
Equity price risk
Main market risk metric
Average daily Total VaR							$ 5	$ 3	$ 6	$ 5